Other Non-current Liabilities - Equity and Cash Settled - -Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Option OptionPlan	Dec. 31, 2018 USD ($) shares Option	Dec. 31, 2017 USD ($) shares Option
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of exercise options exercised	$ 22.62	$ 20.00
Equity - settled share based payments	$ 158,422,000	$ 53,819,000	$ 21,486,000
Options granted | Option	13,585,502	18,209,410	15,666,155
Equity Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share option plans | OptionPlan	4
Equity - settled share based payments	$ 150,333,000	$ 34,668,000	$ 16,667,000
Equity Settled | New Guards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Intrinsic value of liabilities from share-based payment transactions	$ 12,139,000
Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share option plans | OptionPlan	1
Share Appreciation Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Intrinsic value of liabilities from share-based payment transactions	$ 3,120,000	$ 15,342,000
Options granted | shares		137,000	769,000
Cash settled share based payment transaction expense	10,675,000	$ 10,355,000	$ 3,807,000
Revaluation gain (loss)	(2,161,000)	6,079,000
Intrinsic value	3,361,000	19,425,000
Aggregate intrinsic value for options fully vested	$ 2,443,000	$ 8,722,000